Schedule of Investments
(unaudited)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.7%
Ampol Ltd. .................. 3,135 $ 66,130
ANZ Group Holdings Ltd. ........ 38,055 799,761
APA Group
(a)
................. 17,346 92,831
Aristocrat Leisure Ltd. ........... 7,248 292,634
ASX Ltd. ................... 2,583 113,923
BHP Group Ltd. ............... 64,806 2,011,978
BlueScope Steel Ltd. ........... 5,427 82,843
Brambles Ltd. ................ 17,128 224,818
CAR Group Ltd. ............... 4,552 117,744
Cochlear Ltd. ................ 828 161,129
Coles Group Ltd. .............. 16,964 211,482
Commonwealth Bank of Australia ... 21,374 1,993,678
Computershare Ltd. ............ 6,833 119,119
Dexus
(a)
.................... 14,431 75,296
Endeavour Group Ltd. .......... 20,956 72,469
Fortescue Ltd. ................ 21,974 309,934
Glencore plc ................. 130,652 748,199
Goodman Group .............. 21,570 550,230
GPT Group (The) .............. 23,998 82,285
Insurance Australia Group Ltd. ..... 31,789 161,553
Lottery Corp. Ltd. (The) .......... 27,737 97,779
Macquarie Group Ltd. ........... 4,672 747,575
Medibank Pvt Ltd. ............. 35,917 90,617
Mineral Resources Ltd. .......... 2,347 83,679
Mirvac Group ................ 49,339 72,980
National Australia Bank Ltd. ....... 39,172 1,014,175
Northern Star Resources Ltd. ...... 15,112 165,541
Orica Ltd. ................... 5,916 75,571
Origin Energy Ltd. ............. 21,517 149,050
Pilbara Minerals Ltd.
(b)
.......... 36,594 82,310
Pro Medicus Ltd. .............. 729 89,729
Qantas Airways Ltd.
(b)
........... 9,766 49,850
QBE Insurance Group Ltd. ....... 18,704 213,572
Ramsay Health Care Ltd. ........ 2,295 65,875
REA Group Ltd. ............... 701 97,005
Reece Ltd. .................. 2,861 56,107
Rio Tinto Ltd. ................ 4,861 429,933
Rio Tinto plc ................. 14,216 1,009,160
Santos Ltd. .................. 42,087 203,929
Scentre Group ................ 66,680 167,627
SEEK Ltd. .................. 4,628 79,223
Seven Group Holdings Ltd. ....... 2,530 74,717
Sonic Healthcare Ltd. ........... 5,750 108,150
South32 Ltd. ................. 59,618 152,915
Stockland ................... 29,531 106,514
Suncorp Group Ltd. ............ 16,623 207,576
Telstra Group Ltd. ............. 51,980 139,126
Transurban Group
(a)
............ 38,669 349,378
Treasury Wine Estates Ltd. ....... 10,879 89,811
Vicinity Ltd. .................. 52,795 80,440
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 64,936
Wesfarmers Ltd. .............. 14,459 702,142
Westpac Banking Corp. ......... 44,011 961,751
WiseTech Global Ltd. ........... 2,173 205,775
Woodside Energy Group Ltd. ...... 23,895 411,884
Woolworths Group Ltd. .......... 15,612 358,752
17,343,190
Austria — 0.2%
Erste Group Bank AG ........... 4,223 231,414
Mondi plc ................... 5,529 105,469
OMV AG ................... 1,883 80,555
Verbund AG ................. 878 72,644
Security
Shares
Shares Value
Austria (continued)
voestalpine AG ............... 1,524 $ 39,600
529,682
Belgium — 0.8%
Ageas SA ................... 2,041 108,906
Anheuser-Busch InBev SA/NV ..... 11,412 756,242
D'ieteren Group ............... 260 55,056
Elia Group SA/NV ............. 423 48,345
Groupe Bruxelles Lambert NV ..... 1,105 85,508
KBC Group NV ............... 2,962 235,651
Lotus Bakeries NV ............. 5 67,095
Sofina SA ................... 198 55,956
Syensqo SA ................. 973 85,924
UCB SA .................... 1,644 296,770
Warehouses De Pauw CVA ....... 2,239 59,747
1,855,200
Brazil — 0.0%
Yara International ASA .......... 2,127 67,199
Burkina Faso — 0.0%
Endeavour Mining plc
(c)
.......... 2,311 54,691
Chile — 0.1%
Antofagasta plc ............... 4,848 130,677
China — 0.5%
BOC Hong Kong Holdings Ltd. ..... 46,500 147,324
Prosus NV .................. 18,173 794,201
SITC International Holdings Co. Ltd. . 17,000 45,600
Wharf Holdings Ltd. (The) ........ 13,000 36,913
Wilmar International Ltd. ......... 22,600 58,616
1,082,654
Denmark — 3.4%
AP Moller - Maersk A/S , Class A .... 41 66,449
AP Moller - Maersk A/S , Class B .... 58 97,601
Carlsberg A/S , Class B .......... 1,232 146,702
Coloplast A/S , Class B .......... 1,596 208,031
Danske Bank A/S .............. 8,494 255,489
Demant A/S
(b)
................ 1,275 49,637
DSV A/S .................... 2,217 456,281
Genmab A/S
(b)
................ 788 191,038
Novo Nordisk A/S , Class B ....... 41,117 4,876,950
Novonesis (Novozymes) B , Class B . 4,575 329,379
Orsted A/S
(b) (d) (e)
............... 2,416 160,018
Pandora A/S ................. 1,074 177,015
Rockwool A/S , Class B .......... 102 47,885
Tryg A/S .................... 4,545 107,784
Vestas Wind Systems A/S
(b)
....... 12,748 280,503
Zealand Pharma A/S
(b)
.......... 818 99,527
7,550,289
Finland — 1.0%
Elisa OYJ ................... 1,747 92,616
Fortum OYJ ................. 5,443 89,566
Kesko OYJ , Class B ............ 3,461 73,839
Kone OYJ , Class B ............ 4,407 263,634
Metso OYJ .................. 8,391 89,720
Neste OYJ .................. 5,345 103,843
Nokia OYJ .................. 68,376 298,541
Nordea Bank Abp ............. 39,660 468,196
Orion OYJ , Class B ............ 1,385 75,890
Sampo OYJ , Class A ........... 6,418 299,338
Stora Enso OYJ , Class R ........ 7,327 93,742
UPM-Kymmene OYJ ........... 6,733 225,384

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
Wartsila OYJ Abp .............. 6,416 $ 143,569
2,317,878
France — 9.4%
Accor SA ................... 2,525 109,762
Aeroports de Paris SA .......... 395 50,729
Air Liquide SA ................ 7,346 1,418,588
Airbus SE ................... 7,546 1,104,405
Alstom SA
(b)
................. 4,392 91,252
Amundi SA
(d) (e)
................ 804 60,096
Arkema SA
(c)
................. 729 69,436
AXA SA .................... 22,981 884,697
BioMerieux .................. 551 66,037
BNP Paribas SA .............. 13,011 892,837
Bollore SE .................. 9,369 62,539
Bouygues SA ................ 2,421 81,034
Bureau Veritas SA ............. 4,197 139,242
Capgemini SE ................ 1,990 429,642
Carrefour SA ................. 7,173 122,310
Cie de Saint-Gobain SA ......... 5,754 524,779
Cie Generale des Etablissements
Michelin SCA .............. 8,620 350,087
Covivio SA .................. 612 37,244
Credit Agricole SA ............. 13,581 207,693
Danone SA .................. 8,097 589,781
Dassault Aviation SA ........... 262 54,100
Dassault Systemes SE .......... 8,691 345,213
Edenred SE ................. 3,130 118,551
Eiffage SA .................. 933 90,096
Engie SA ................... 23,207 401,300
EssilorLuxottica SA ............ 3,757 890,125
Eurazeo SE ................. 537 44,175
Gecina SA .................. 601 69,199
Getlink SE .................. 4,327 77,179
Hermes International SCA ........ 402 989,867
Ipsen SA ................... 501 61,713
Kering SA ................... 965 277,778
Klepierre SA ................. 2,844 93,186
La Francaise des Jeux SAEM
(d) (e)
... 1,366 56,210
Legrand SA ................. 3,319 382,368
L'Oreal SA .................. 3,056 1,370,729
LVMH Moet Hennessy Louis Vuitton SE 3,517 2,697,103
Orange SA .................. 23,677 271,170
Pernod Ricard SA ............. 2,560 387,309
Publicis Groupe SA ............ 2,930 320,649
Renault SA .................. 2,518 109,465
Rexel SA ................... 2,854 82,728
Safran SA ................... 4,361 1,026,244
Sartorius Stedim Biotech ......... 393 82,286
SEB SA .................... 330 37,668
Societe Generale SA ........... 8,982 223,825
Sodexo SA .................. 1,160 95,101
Teleperformance SE ............ 735 76,036
Thales SA ................... 1,197 190,241
TotalEnergies SE .............. 27,314 1,773,644
Unibail-Rodamco-Westfield ....... 1,568 137,330
Veolia Environnement SA ........ 8,666 285,313
Vinci SA .................... 6,374 745,099
Vivendi SE .................. 9,849 113,935
21,269,125
Germany — 8.5%
adidas AG .................. 2,050 543,223
Allianz SE (Registered) .......... 4,995 1,642,951
BASF SE ................... 11,339 601,000
Bayer AG (Registered) .......... 12,688 429,257
Security
Shares
Shares Value
Germany (continued)
Bayerische Motoren Werke AG .... 4,053 $ 358,433
Bechtle AG .................. 1,038 46,432
Beiersdorf AG ................ 1,247 187,698
Brenntag SE ................. 1,628 121,518
Carl Zeiss Meditec AG .......... 529 41,968
Commerzbank AG ............. 12,623 232,824
Continental AG ............... 1,422 92,151
Covestro AG
(b) (d) (e)
.............. 2,490 155,178
CTS Eventim AG & Co. KGaA ..... 792 82,468
Daimler Truck Holding AG ........ 6,342 238,125
Deutsche Bank AG (Registered) .... 24,097 417,160
Deutsche Boerse AG ........... 2,407 565,088
Deutsche Lufthansa AG (Registered) 8,000 58,595
Deutsche Post AG ............. 12,905 575,649
Deutsche Telekom AG (Registered) . 44,323 1,301,734
E.ON SE ................... 28,698 427,369
Evonik Industries AG ........... 3,255 76,198
Fresenius Medical Care AG ....... 2,588 109,969
Fresenius SE & Co. KGaA
(b)
...... 5,288 201,741
GEA Group AG ............... 1,958 96,033
Hannover Rueck SE ............ 747 213,238
Heidelberg Materials AG ......... 1,734 188,902
Henkel AG & Co. KGaA ......... 1,253 106,520
Infineon Technologies AG ........ 16,594 582,581
Knorr-Bremse AG ............. 925 82,422
LEG Immobilien SE ............ 886 92,759
Mercedes-Benz Group AG ........ 9,549 618,767
Merck KGaA ................. 1,648 290,923
MTU Aero Engines AG .......... 699 218,457
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,733 954,960
Nemetschek SE ............... 741 77,019
Puma SE ................... 1,324 55,364
Rational AG ................. 65 66,362
Rheinmetall AG ............... 565 307,149
RWE AG ................... 7,979 290,697
SAP SE .................... 13,327 3,048,320
Scout24 SE
(d) (e)
............... 949 81,707
Siemens AG (Registered) ........ 9,732 1,968,861
Siemens Energy AG
(b)
........... 8,180 302,005
Siemens Healthineers AG
(d) (e)
...... 3,770 226,429
Symrise AG ................. 1,720 238,030
Talanx AG ................... 822 69,290
Vonovia SE .................. 9,494 346,594
Zalando SE
(b) (d) (e)
.............. 2,782 91,950
19,122,068
Hong Kong — 1.9%
AIA Group Ltd. ............... 143,154 1,250,143
CK Asset Holdings Ltd. .......... 25,159 109,532
CK Infrastructure Holdings Ltd. ..... 9,000 61,226
CLP Holdings Ltd. ............. 20,783 181,694
Futu Holdings Ltd. , ADR
(b)
........ 632 60,451
Hang Seng Bank Ltd. ........... 9,574 119,121
Henderson Land Development Co. Ltd. 18,836 59,649
HKT Trust & HKT Ltd.
(a)
.......... 50,100 64,035
Hong Kong & China Gas Co. Ltd. ... 140,220 114,529
Hong Kong Exchanges & Clearing Ltd. 15,007 613,041
Hongkong Land Holdings Ltd. ..... 13,800 50,706
Jardine Matheson Holdings Ltd. .... 2,000 78,120
Link REIT ................... 32,040 159,728
MTR Corp. Ltd. ............... 20,000 74,764
Power Assets Holdings Ltd. ....... 18,500 117,928
Prudential plc ................ 34,524 320,288
Sino Land Co. Ltd. ............. 45,311 49,484
Sun Hung Kai Properties Ltd. ...... 19,500 211,280

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
Swire Pacific Ltd. , Class A ........ 5,000 $ 42,637
Techtronic Industries Co. Ltd. ...... 17,500 261,247
WH Group Ltd.
(d) (e)
............. 116,500 91,755
Wharf Real Estate Investment Co. Ltd. 21,953 76,667
4,168,025
Ireland — 0.4%
AerCap Holdings NV ........... 2,537 240,305
AIB Group plc ................ 21,617 123,829
Bank of Ireland Group plc ........ 13,611 152,001
Kerry Group plc , Class A ......... 1,915 198,448
Kingspan Group plc ............ 1,962 184,014
898,597
Israel — 0.6%
Azrieli Group Ltd. .............. 564 39,331
Bank Hapoalim BM ............ 16,068 161,051
Bank Leumi Le-Israel BM ........ 18,347 179,671
Check Point Software Technologies
Ltd.
(b)
.................... 1,126 217,104
Elbit Systems Ltd. ............. 363 72,236
Global-e Online Ltd.
(b)
........... 1,470 56,507
ICL Group Ltd. ................ 9,360 39,840
Israel Discount Bank Ltd. , Class A .. 15,550 87,119
Mizrahi Tefahot Bank Ltd. ........ 1,858 72,616
Nice Ltd.
(b)
.................. 819 142,392
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 14,418 259,812
Wix.com Ltd.
(b)
................ 700 117,019
1,444,698
Italy — 2.6%
Amplifon SpA ................ 1,578 45,416
Banco BPM SpA .............. 16,921 114,326
Coca-Cola HBC AG ............ 2,947 105,067
Davide Campari-Milano NV ....... 7,832 66,388
DiaSorin SpA ................ 323 37,767
Enel SpA ................... 104,084 831,403
Eni SpA .................... 28,942 440,426
Ferrari NV .................. 1,608 753,511
FinecoBank Banca Fineco SpA .... 7,920 135,923
Generali .................... 13,007 376,458
Infrastrutture Wireless Italiane SpA
(d) (e)
4,226 51,977
Intesa Sanpaolo SpA ........... 185,078 792,263
Leonardo SpA ................ 3,567 79,834
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 110,258
Moncler SpA ................. 2,792 177,506
Nexi SpA
(b) (d) (e)
................ 7,615 51,738
Poste Italiane SpA
(d) (e)
........... 5,785 81,240
Prysmian SpA ................ 3,360 244,469
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 78,655
Snam SpA .................. 25,938 132,122
Telecom Italia SpA
(b)
............ 125,782 34,971
Terna - Rete Elettrica Nazionale .... 18,553 167,104
UniCredit SpA ................ 18,975 833,033
5,741,855
Japan — 22.3%
Advantest Corp. ............... 9,900 465,610
Aeon Co. Ltd. ................ 8,600 233,579
AGC, Inc. ................... 2,900 94,106
Aisin Corp. .................. 6,900 76,670
Ajinomoto Co., Inc. ............. 6,000 232,211
ANA Holdings, Inc. ............. 2,000 42,826
Asahi Group Holdings Ltd. ........ 18,300 239,857
Security
Shares
Shares Value
Japan (continued)
Asahi Kasei Corp. ............. 15,700 $ 119,028
Asics Corp. .................. 8,700 182,771
Astellas Pharma, Inc. ........... 23,200 268,131
Bandai Namco Holdings, Inc. ...... 7,500 171,136
Bridgestone Corp. ............. 7,200 278,049
Brother Industries Ltd. .......... 3,000 58,837
Canon, Inc. .................. 12,000 395,224
Capcom Co. Ltd. .............. 4,400 102,626
Central Japan Railway Co. ....... 9,800 226,283
Chiba Bank Ltd. (The) ........... 7,700 62,588
Chubu Electric Power Co., Inc. ..... 8,100 95,193
Chugai Pharmaceutical Co. Ltd. .... 8,800 426,546
Concordia Financial Group Ltd. .... 14,300 79,822
Dai Nippon Printing Co. Ltd. ...... 4,600 82,134
Daifuku Co. Ltd. ............... 3,900 75,495
Dai-ichi Life Holdings, Inc. ........ 11,400 295,800
Daiichi Sankyo Co. Ltd. .......... 23,839 787,458
Daikin Industries Ltd. ........... 3,400 477,227
Daito Trust Construction Co. Ltd. ... 700 85,264
Daiwa House Industry Co. Ltd. ..... 7,200 226,627
Daiwa Securities Group, Inc. ...... 16,900 119,866
Denso Corp. ................. 23,800 357,747
Dentsu Group, Inc. ............. 2,200 67,808
Disco Corp. .................. 1,200 316,113
East Japan Railway Co. ......... 12,000 238,152
Eisai Co. Ltd. ................ 3,000 111,825
ENEOS Holdings, Inc. .......... 35,850 196,285
FANUC Corp. ................ 12,400 364,193
Fast Retailing Co. Ltd. .......... 2,400 796,313
Fuji Electric Co. Ltd. ............ 1,600 96,949
FUJIFILM Holdings Corp. ........ 14,600 377,949
Fujitsu Ltd. .................. 21,200 435,860
Hamamatsu Photonics KK ........ 4,400 57,412
Hankyu Hanshin Holdings, Inc. ..... 3,000 92,675
Hikari Tsushin, Inc. ............. 200 44,544
Hitachi Construction Machinery Co. Ltd. 1,400 34,314
Hitachi Ltd. .................. 59,300 1,572,478
Honda Motor Co. Ltd. ........... 56,800 606,416
Hoshizaki Corp. ............... 1,400 48,756
Hoya Corp. .................. 4,500 623,266
Hulic Co. Ltd. ................ 4,700 47,844
Ibiden Co. Ltd. ................ 1,300 40,179
Idemitsu Kosan Co. Ltd. ......... 12,125 87,923
Inpex Corp. .................. 12,100 163,819
Isuzu Motors Ltd. .............. 8,100 110,445
ITOCHU Corp. ............... 15,000 808,426
Japan Airlines Co. Ltd. .......... 1,500 26,234
Japan Exchange Group, Inc. ...... 13,600 176,750
Japan Post Bank Co. Ltd. ........ 18,600 174,603
Japan Post Holdings Co. Ltd. ...... 24,700 236,852
Japan Post Insurance Co. Ltd. ..... 2,300 42,242
Japan Real Estate Investment Corp. . 15 59,634
Japan Tobacco, Inc. ............ 15,400 449,045
JFE Holdings, Inc. ............. 7,300 98,143
Kajima Corp. ................. 5,200 97,465
Kansai Electric Power Co., Inc. (The) 9,000 149,156
Kao Corp. ................... 5,900 291,617
Kawasaki Kisen Kaisha Ltd. ....... 5,400 84,183
KDDI Corp. .................. 19,700 631,139
Keisei Electric Railway Co. Ltd. .... 1,600 47,701
Keyence Corp. ............... 2,456 1,177,068
Kikkoman Corp. ............... 8,500 96,701
Kirin Holdings Co. Ltd. .......... 9,700 147,827
Kobe Bussan Co. Ltd. ........... 2,000 62,376
Kokusai Electric Corp. .......... 1,800 40,587

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Komatsu Ltd. ................ 12,000 $ 335,937
Konami Group Corp. ........... 1,200 122,374
Kubota Corp. ................ 12,200 174,197
Kyocera Corp. ................ 16,400 191,670
Kyowa Kirin Co. Ltd. ............ 3,000 52,940
Lasertec Corp. ............... 1,000 166,727
LY Corp. .................... 33,400 97,354
M3, Inc. .................... 5,600 56,078
Makita Corp. ................. 3,100 104,723
Marubeni Corp. ............... 18,400 304,002
MatsukiyoCocokara & Co. ........ 4,200 69,196
Mazda Motor Corp. ............ 6,200 47,371
McDonald's Holdings Co. Japan Ltd. . 1,000 47,648
MEIJI Holdings Co. Ltd. ......... 3,500 87,543
MinebeaMitsumi, Inc. ........... 5,200 102,786
Mitsubishi Chemical Group Corp. ... 17,700 113,854
Mitsubishi Corp. ............... 42,700 887,300
Mitsubishi Electric Corp. ......... 24,300 394,169
Mitsubishi Estate Co. Ltd. ........ 14,200 224,279
Mitsubishi HC Capital, Inc. ........ 10,500 74,572
Mitsubishi Heavy Industries Ltd. .... 40,900 611,209
Mitsubishi UFJ Financial Group, Inc. . 141,560 1,453,623
Mitsui & Co. Ltd. .............. 32,800 733,540
Mitsui Chemicals, Inc. ........... 2,000 53,424
Mitsui Fudosan Co. Ltd. ......... 34,300 323,204
Mitsui OSK Lines Ltd.
(c)
.......... 4,600 159,255
Mizuho Financial Group, Inc. ...... 30,970 640,176
MonotaRO Co. Ltd. ............ 3,700 61,697
MS&AD Insurance Group Holdings, Inc. 16,500 387,819
Murata Manufacturing Co. Ltd. ..... 21,900 433,373
NEC Corp. .................. 3,000 289,699
Nexon Co. Ltd. ............... 4,300 85,449
Nidec Corp. ................. 10,600 223,163
Nintendo Co. Ltd. .............. 13,400 716,249
Nippon Building Fund, Inc. ........ 95 87,051
Nippon Paint Holdings Co. Ltd. ..... 10,600 80,729
Nippon Prologis REIT, Inc. ........ 33 56,527
Nippon Sanso Holdings Corp. ..... 2,200 80,747
Nippon Steel Corp. ............. 10,900 244,292
Nippon Telegraph & Telephone Corp. 375,000 384,444
Nippon Yusen KK .............. 5,600 205,697
Nissan Motor Co. Ltd. ........... 32,500 92,321
Nissin Foods Holdings Co. Ltd. .... 2,400 67,066
Nitori Holdings Co. Ltd. .......... 1,000 148,882
Nitto Denko Corp. ............. 9,500 159,869
Nomura Holdings, Inc. .......... 37,900 197,800
Nomura Real Estate Holdings, Inc. .. 1,600 43,109
Nomura Research Institute Ltd. .... 5,010 185,930
NTT Data Group Corp. .......... 7,700 138,582
Obayashi Corp. ............... 8,600 109,595
Obic Co. Ltd. ................. 4,000 140,337
Olympus Corp. ............... 14,700 279,437
Omron Corp. ................. 2,100 96,011
Ono Pharmaceutical Co. Ltd. ...... 4,700 63,090
Oracle Corp. Japan ............ 500 51,622
Oriental Land Co. Ltd. .......... 14,300 369,904
ORIX Corp. .................. 14,800 346,303
Osaka Gas Co. Ltd. ............ 5,000 112,761
Otsuka Corp. ................ 2,800 69,151
Otsuka Holdings Co. Ltd. ........ 5,500 312,395
Pan Pacific International Holdings
Corp. .................... 4,700 122,124
Panasonic Holdings Corp. ........ 29,600 260,029
Rakuten Group, Inc.
(b)
........... 19,900 128,403
Recruit Holdings Co. Ltd. ........ 18,900 1,148,221
Security
Shares
Shares Value
Japan (continued)
Renesas Electronics Corp. ....... 21,400 $ 310,571
Resona Holdings, Inc. .......... 25,800 180,783
Ricoh Co. Ltd. ................ 7,200 78,138
Rohm Co. Ltd. ................ 4,400 49,569
SBI Holdings, Inc. ............. 3,445 79,726
SCREEN Holdings Co. Ltd. ....... 1,000 70,321
SCSK Corp. ................. 2,100 43,542
Secom Co. Ltd. ............... 5,400 199,741
Seiko Epson Corp. ............. 3,700 68,445
Sekisui Chemical Co. Ltd. ........ 5,000 78,179
Sekisui House Ltd. ............. 7,800 216,572
Seven & i Holdings Co. Ltd. ....... 28,020 421,915
SG Holdings Co. Ltd. ........... 4,700 50,409
Shimadzu Corp. ............... 2,700 90,306
Shimano, Inc. ................ 1,000 190,368
Shin-Etsu Chemical Co. Ltd. ...... 23,000 961,179
Shionogi & Co. Ltd. ............ 9,300 133,308
Shiseido Co. Ltd. .............. 4,700 127,825
Shizuoka Financial Group, Inc. ..... 5,700 49,717
SMC Corp. .................. 700 313,054
SoftBank Corp. ............... 366,000 477,846
SoftBank Group Corp. .......... 13,300 788,906
Sompo Holdings, Inc. ........... 12,000 270,490
Sony Group Corp. ............. 80,000 1,554,208
Subaru Corp. ................ 7,100 125,607
SUMCO Corp. ................ 4,200 45,427
Sumitomo Corp. .............. 12,800 287,437
Sumitomo Electric Industries Ltd. ... 9,200 149,387
Sumitomo Metal Mining Co. Ltd. .... 3,100 93,032
Sumitomo Mitsui Financial Group, Inc. 47,700 1,019,188
Sumitomo Mitsui Trust Holdings, Inc. . 8,200 196,267
Sumitomo Realty & Development Co.
Ltd. ..................... 3,400 115,092
Suntory Beverage & Food Ltd. ..... 1,800 67,777
Suzuki Motor Corp. ............ 20,000 225,198
Sysmex Corp. ................ 6,300 124,701
T&D Holdings, Inc. ............. 5,700 100,496
Taisei Corp. ................. 2,200 96,608
Takeda Pharmaceutical Co. Ltd. .... 20,071 578,318
TDK Corp. .................. 25,000 319,358
Terumo Corp. ................ 17,400 329,634
TIS, Inc. .................... 2,900 74,028
Toho Co. Ltd. ................ 1,500 60,839
Tokio Marine Holdings, Inc. ....... 23,900 881,299
Tokyo Electric Power Co. Holdings,
Inc.
(b)
.................... 19,200 85,153
Tokyo Electron Ltd. ............ 5,700 1,016,514
Tokyo Gas Co. Ltd. ............ 4,300 100,160
Tokyu Corp. ................. 6,600 85,469
TOPPAN Holdings, Inc. .......... 2,800 83,334
Toray Industries, Inc. ........... 16,800 99,218
TOTO Ltd. .................. 1,700 63,236
Toyota Industries Corp. .......... 1,900 147,331
Toyota Motor Corp. ............ 131,100 2,356,393
Toyota Tsusho Corp. ............ 8,400 153,583
Trend Micro, Inc. .............. 1,600 95,001
Unicharm Corp. ............... 5,100 183,732
West Japan Railway Co. ......... 6,000 113,948
Yakult Honsha Co. Ltd. .......... 3,800 88,003
Yamaha Motor Co. Ltd. .......... 11,100 99,968
Yaskawa Electric Corp. .......... 2,800 98,018
Yokogawa Electric Corp. ......... 3,000 76,875
Zensho Holdings Co. Ltd. ........ 1,200 66,487
ZOZO, Inc. .................. 1,800 65,393
50,169,634

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 $ 55,837
Luxembourg — 0.1%
ArcelorMittal SA ............... 5,784 151,452
Eurofins Scientific SE ........... 1,690 107,148
258,600
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 138,269
Sands China Ltd.
(b)
............. 30,400 76,556
214,825
Netherlands — 4.3%
ABN AMRO Bank NV , CVA
(d) (e)
..... 5,581 100,859
Adyen NV
(b) (d) (e)
............... 274 428,980
Aegon Ltd. .................. 16,418 105,455
Akzo Nobel NV ............... 2,217 156,612
Argenx SE
(b)
................. 751 406,058
ASM International NV ........... 595 392,557
ASML Holding NV ............. 5,103 4,244,985
ASR Nederland NV ............ 2,038 99,908
BE Semiconductor Industries NV ... 983 125,372
Euronext NV
(d) (e)
............... 1,072 116,362
EXOR NV ................... 1,285 137,757
Heineken Holding NV ........... 1,653 124,885
Heineken NV ................ 3,666 325,432
IMCD NV ................... 713 123,859
ING Groep NV ................ 42,052 762,950
JDE Peet's NV ............... 1,714 35,793
Koninklijke Ahold Delhaize NV ..... 12,047 416,116
Koninklijke KPN NV ............ 50,131 204,749
Koninklijke Philips NV
(b)
.......... 10,375 340,151
NN Group NV ................ 3,438 171,543
OCI NV .................... 1,699 48,438
Randstad NV ................ 1,394 69,263
Universal Music Group NV
(c)
...... 10,510 274,954
Wolters Kluwer NV ............. 3,225 543,966
9,757,004
New Zealand — 0.3%
Auckland International Airport Ltd. .. 15,598 74,023
Fisher & Paykel Healthcare Corp. Ltd. 7,617 168,839
Mercury NZ Ltd. ............... 8,325 34,196
Meridian Energy Ltd. ........... 17,039 64,241
Spark New Zealand Ltd. ......... 24,652 47,454
Xero Ltd.
(b)
.................. 1,890 195,362
584,115
Norway — 0.5%
Aker BP ASA ................. 3,993 85,462
DNB Bank ASA ............... 11,307 231,873
Equinor ASA
(c)
................ 10,747 271,885
Gjensidige Forsikring ASA ........ 2,659 49,739
Kongsberg Gruppen ASA ........ 1,124 109,792
Mowi ASA ................... 5,916 106,271
Norsk Hydro ASA .............. 17,128 110,647
Orkla ASA ................... 9,592 90,466
Salmar ASA ................. 807 42,327
Telenor ASA ................. 8,005 102,405
1,200,867
Poland — 0.0%
InPost SA
(b)
.................. 2,540 47,956
Portugal — 0.2%
EDP SA .................... 40,013 182,491
Galp Energia SGPS SA ......... 5,774 108,074
Security
Shares
Shares Value
Portugal (continued)
Jeronimo Martins SGPS SA ....... 3,761 $ 73,851
364,416
Singapore — 1.5%
CapitaLand Ascendas REIT ....... 48,190 106,711
CapitaLand Integrated Commercial
Trust .................... 74,718 122,813
CapitaLand Investment Ltd. ....... 34,092 82,427
DBS Group Holdings Ltd. ........ 25,653 759,696
Genting Singapore Ltd. .......... 80,400 54,498
Grab Holdings Ltd. , Class A
(b)
...... 27,203 103,371
Keppel Ltd. .................. 19,002 97,607
Oversea-Chinese Banking Corp. Ltd. 42,535 497,914
Sea Ltd. , ADR, Class A
(b) (c)
........ 4,679 441,136
Sembcorp Industries Ltd. ........ 11,400 49,006
Singapore Airlines Ltd. .......... 18,000 95,020
Singapore Exchange Ltd. ........ 9,500 84,177
Singapore Technologies Engineering
Ltd. ..................... 20,781 75,056
Singapore Telecommunications Ltd. . 97,050 244,024
STMicroelectronics NV .......... 8,602 256,893
United Overseas Bank Ltd. ....... 16,059 400,864
3,471,213
South Africa — 0.2%
Anglo American plc ............ 16,043 521,489
South Korea — 0.1%
Delivery Hero SE
(b) (d) (e)
.......... 2,437 98,624
Spain — 2.7%
Acciona SA .................. 310 43,982
ACS Actividades de Construccion y
Servicios SA ............... 2,722 125,640
Aena SME SA
(d) (e)
.............. 947 208,033
Amadeus IT Group SA .......... 5,665 410,274
Banco Bilbao Vizcaya Argentaria SA . 73,548 794,485
Banco de Sabadell SA .......... 69,032 146,605
Banco Santander SA ........... 203,021 1,040,253
CaixaBank SA ................ 47,465 283,268
Cellnex Telecom SA
(d) (e)
.......... 6,658 269,934
EDP Renovaveis SA ............ 3,744 65,328
Endesa SA .................. 4,163 90,948
Grifols SA , Class A
(b)
........... 3,727 42,357
Iberdrola SA ................. 76,751 1,186,505
Industria de Diseno Textil SA ...... 13,885 822,360
Redeia Corp. SA .............. 5,101 99,169
Repsol SA .................. 15,288 201,638
Telefonica SA
(c)
............... 51,606 252,461
6,083,240
Sweden — 3.3%
AddTech AB , Class B ........... 3,308 99,171
Alfa Laval AB ................ 3,624 174,227
Assa Abloy AB , Class B ......... 12,770 430,220
Atlas Copco AB , Class A ......... 34,388 666,454
Atlas Copco AB , Class B ......... 20,126 345,319
Beijer Ref AB , Class B .......... 5,135 84,541
Boliden AB .................. 3,567 121,060
Epiroc AB , Class A ............. 8,660 187,571
Epiroc AB , Class B ............. 5,107 96,843
EQT AB .................... 4,729 162,337
Essity AB , Class B ............. 7,695 240,112
Evolution AB
(d) (e)
............... 2,298 226,015
Fastighets AB Balder , Class B
(b)
.... 9,053 79,615
Getinge AB , Class B ............ 2,861 61,574
H & M Hennes & Mauritz AB , Class B 7,298 124,297

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Hexagon AB , Class B ........... 26,573 $ 286,220
Holmen AB , Class B ............ 938 40,611
Husqvarna AB , Class B .......... 4,258 29,826
Industrivarden AB , Class A ....... 1,637 60,542
Industrivarden AB , Series C , Class C 1,883 69,338
Indutrade AB ................. 3,433 106,835
Investment AB Latour , Class B ..... 1,900 59,362
Investor AB , Class B ............ 22,066 679,991
L E Lundbergforetagen AB , Class B . 1,010 57,841
Lifco AB , Class B .............. 2,916 96,035
Nibe Industrier AB , Class B ....... 19,050 104,407
Saab AB , Class B ............. 4,040 86,094
Sagax AB , Class B ............. 2,795 79,599
Sandvik AB .................. 13,403 299,921
Securitas AB , Class B ........... 6,541 83,037
Skandinaviska Enskilda Banken AB ,
Class A .................. 19,986 305,950
Skanska AB , Class B ........... 4,093 85,320
SKF AB , Class B .............. 4,114 81,946
Svenska Cellulosa AB SCA , Class B . 7,777 113,383
Svenska Handelsbanken AB , Class A 18,412 189,127
Swedbank AB , Class A .......... 10,840 230,086
Swedish Orphan Biovitrum AB
(b)
.... 2,426 78,113
Tele2 AB , Class B ............. 7,161 81,017
Telefonaktiebolaget LM Ericsson , Class
B ...................... 35,239 266,282
Telia Co. AB ................. 29,749 96,196
Trelleborg AB , Class B .......... 2,734 105,234
Volvo AB , Class A ............. 2,528 67,504
Volvo AB , Class B ............. 20,173 533,620
Volvo Car AB , Class B
(b) (c)
........ 10,511 28,937
7,501,730
Switzerland — 6.6%
ABB Ltd. (Registered) ........... 20,350 1,180,618
Adecco Group AG (Registered) .... 2,047 69,812
Alcon, Inc. .................. 6,407 641,214
Avolta AG ................... 1,260 53,330
Bachem Holding AG ............ 390 32,878
Baloise Holding AG (Registered) ... 599 122,492
Banque Cantonale Vaudoise
(Registered)
(c)
.............. 383 39,558
Barry Callebaut AG (Registered) .... 48 88,869
BKW AG ................... 269 48,780
Chocoladefabriken Lindt & Spruengli
AG ..................... 15 193,499
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 127,371
Cie Financiere Richemont SA
(Registered) ............... 6,827 1,084,157
Clariant AG (Registered) ......... 2,648 40,133
DSM-Firmenich AG ............ 2,371 327,215
EMS-Chemie Holding AG (Registered) 88 73,940
Galderma Group AG
(b)
.......... 590 54,793
Geberit AG (Registered) ......... 425 277,443
Givaudan SA (Registered) ........ 118 647,412
Helvetia Holding AG (Registered) ... 461 79,721
Julius Baer Group Ltd. .......... 2,571 155,041
Kuehne + Nagel International AG
(Registered) ............... 661 180,598
Logitech International SA (Registered) 2,078 186,107
Lonza Group AG (Registered) ..... 921 584,452
Novartis AG (Registered) ........ 25,142 2,894,910
Partners Group Holding AG ....... 287 432,703
Sandoz Group AG ............. 5,236 218,199
Schindler Holding AG ........... 548 160,840
Security
Shares
Shares Value
Switzerland (continued)
Schindler Holding AG (Registered) .. 295 $ 83,900
SGS SA (Registered) ........... 1,888 210,817
SIG Group AG ................ 3,869 86,259
Sika AG (Registered) ........... 1,973 653,981
Sonova Holding AG (Registered) ... 662 238,449
Straumann Holding AG (Registered) . 1,401 229,169
Swatch Group AG (The) ......... 366 78,480
Swatch Group AG (The) (Registered) 685 29,357
Swiss Life Holding AG (Registered) .. 372 311,274
Swiss Prime Site AG (Registered) ... 1,045 117,117
Swisscom AG (Registered) ....... 329 215,005
Temenos AG (Registered) ........ 760 53,211
UBS Group AG (Registered) ...... 41,769 1,292,502
VAT Group AG
(d) (e)
............. 338 172,853
Zurich Insurance Group AG ....... 1,861 1,124,342
14,892,801
United Kingdom — 11.3%
3i Group plc ................. 12,301 544,916
Admiral Group plc ............. 3,309 123,343
Ashtead Group plc ............. 5,475 424,207
Associated British Foods plc ...... 4,074 127,323
AstraZeneca plc .............. 19,752 3,077,094
Auto Trader Group plc
(d) (e)
........ 11,030 128,226
Aviva plc ................... 35,286 228,539
BAE Systems plc .............. 38,619 641,155
Barclays plc ................. 192,014 576,922
Barratt Developments plc ........ 17,511 112,344
Berkeley Group Holdings plc ...... 1,189 75,206
BP plc ..................... 213,045 1,111,144
British American Tobacco plc ...... 25,469 928,551
BT Group plc ................. 81,241 161,025
Bunzl plc ................... 4,215 199,618
Centrica plc ................. 71,254 111,451
CK Hutchison Holdings Ltd. ....... 34,159 193,672
Coca-Cola Europacific Partners plc .. 2,626 206,797
Compass Group plc ............ 21,798 698,837
Croda International plc .......... 1,754 99,105
DCC plc .................... 1,285 87,726
Diageo plc .................. 28,259 987,084
Entain plc ................... 8,144 83,208
Halma plc ................... 4,761 166,471
Hargreaves Lansdown plc ........ 5,022 74,844
HSBC Holdings plc ............ 237,724 2,132,628
Imperial Brands plc ............ 10,350 301,072
Informa plc .................. 16,919 186,067
InterContinental Hotels Group plc ... 2,042 222,374
Intertek Group plc ............. 2,023 139,865
J Sainsbury plc ............... 20,732 82,044
JD Sports Fashion plc ........... 32,430 66,869
Kingfisher plc ................ 22,366 96,526
Land Securities Group plc ........ 9,146 79,727
Legal & General Group plc ....... 73,837 223,784
Lloyds Banking Group plc ........ 801,159 629,946
London Stock Exchange Group plc .. 6,028 825,300
M&G plc .................... 28,223 78,287
Melrose Industries plc ........... 17,233 105,321
National Grid plc .............. 61,638 852,023
NatWest Group plc ............. 85,520 395,902
Next plc .................... 1,505 197,150
Pearson plc ................. 8,279 112,548
Persimmon plc ............... 4,139 91,082
Phoenix Group Holdings plc ...... 9,423 70,581
Reckitt Benckiser Group plc ....... 9,004 550,902
RELX plc ................... 23,908 1,128,848
Rentokil Initial plc .............. 31,528 154,168

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Rolls-Royce Holdings plc
(b)
....... 107,406 $ 760,165
Sage Group plc (The) ........... 12,763 175,316
Schroders plc ................ 10,539 49,383
Segro plc ................... 16,313 191,196
Severn Trent plc .............. 3,499 123,877
Smith & Nephew plc ............ 11,036 171,289
Smiths Group plc .............. 4,286 96,319
Spirax Group plc .............. 917 92,438
SSE plc .................... 13,882 349,888
Standard Chartered plc .......... 28,899 306,502
Taylor Wimpey plc ............. 45,830 100,811
Tesco plc ................... 87,943 422,242
Unilever plc .................. 31,817 2,062,801
United Utilities Group plc ......... 8,430 118,191
Vodafone Group plc ............ 286,017 286,646
Whitbread plc ................ 2,445 102,638
Wise plc , Class A
(b)
............. 7,986 71,807
WPP plc .................... 13,817 141,534
25,514,865
United States — 8.2%
CSL Ltd. .................... 6,182 1,221,152
CyberArk Software Ltd.
(b)
......... 543 158,344
Experian plc ................. 11,689 615,656
Ferrovial SE ................. 6,518 280,124
GSK plc .................... 52,639 1,071,784
Haleon plc .................. 91,151 476,948
Holcim AG .................. 6,648 651,058
James Hardie Industries plc , CDI
(b)
.. 5,470 217,365
Monday.com Ltd.
(b)
............. 466 129,441
Nestle SA (Registered) .......... 33,451 3,361,572
QIAGEN NV
(b)
................ 2,751 124,356
Roche Holding AG ............. 9,370 3,007,409
Sanofi SA ................... 14,554 1,675,738
Schneider Electric SE ........... 6,980 1,839,983
Shell plc .................... 81,137 2,632,225
Stellantis NV ................. 27,211 376,819
Swiss Re AG ................. 3,811 527,364
Tenaris SA .................. 6,279 99,660
18,466,998
Total Common Stocks — 98.8%
(Cost: $ 167,823,617 ) ............................. 222,780,042
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 733 $ 60,830
Dr. Ing h c F Porsche AG (Preference)
(d)
1,439 114,996
Henkel AG & Co. KGaA (Preference) 2,229 209,526
Porsche Automobil Holding SE
(Preference) ............... 2,152 98,598
Sartorius AG (Preference) ........ 345 97,007
Volkswagen AG (Preference) ...... 2,581 274,135
855,092
Total Preferred Securities — 0.4%
(Cost: $ 814,757 ) ................................ 855,092
Total Long-Term Investments — 99 .2%
(Cost: $ 168,638,374 ) ............................. 223,635,134
Short-Term Securities
Money Market Funds — 0.7%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 5.05%
(h)
..... 1,273,426 1,274,445
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.83% ...... 142,662 142,662
Total Short-Term Securities — 0 .7%
(Cost: $ 1,417,029 ) .............................. 1,417,107
Total Investments — 99.9%
(Cost: $ 170,055,403 ) ............................. 225,052,241
Other Assets Less Liabilities — 0.1% ................... 325,349
Net Assets — 100.0% .............................. $ 225,377,590
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,276,307
(a)
$ — $ (1,940) $ 78 $ 1,274,445 1,273,426 $ 16,507
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 163,895 — (21,233)
(a)
— — 142,662 142,662 4,906 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 729,244 — (727,819)
(a)
(1,405) (20) — — — —
$ (3,345) $ 58 $ 1,417,107 $ 21,413 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 3 12/12/24 $ 398 $ 10,422
SPI 200 Index ............................................................ 1 12/19/24 143 1,473
EURO STOXX 50 Index ..................................................... 13 12/20/24 729 14,520
FTSE 100 Index ........................................................... 3 12/20/24 333 (1,349)
$ 25,066
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 17,343,190 $ — $ 17,343,190
Austria .............................................. — 529,682 — 529,682
Belgium ............................................. — 1,855,200 — 1,855,200
Brazil ............................................... — 67,199 — 67,199
Burkina Faso .......................................... — 54,691 — 54,691
Chile ............................................... — 130,677 — 130,677
China ............................................... 794,201 288,453 — 1,082,654
Denmark ............................................. — 7,550,289 — 7,550,289
Finland .............................................. — 2,317,878 — 2,317,878
France .............................................. 95,101 21,174,024 — 21,269,125
Germany ............................................ — 19,122,068 — 19,122,068
Hong Kong ........................................... 138,571 4,029,454 — 4,168,025
Ireland .............................................. 240,305 658,292 — 898,597
Israel ............................................... 650,442 794,256 — 1,444,698
Italy ................................................ — 5,741,855 — 5,741,855
Japan ............................................... — 50,169,634 — 50,169,634
Jordan .............................................. — 55,837 — 55,837
Luxembourg .......................................... — 258,600 — 258,600
Macau .............................................. — 214,825 — 214,825
Netherlands ........................................... 416,116 9,340,888 — 9,757,004
New Zealand .......................................... 121,477 462,638 — 584,115

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Norway .............................................. $ 194,471 $ 1,006,396 $ — $ 1,200,867
Poland .............................................. — 47,956 — 47,956
Portugal ............................................. 73,851 290,565 — 364,416
Singapore ............................................ 544,507 2,926,706 — 3,471,213
South Africa ........................................... — 521,489 — 521,489
South Korea .......................................... — 98,624 — 98,624
Spain ............................................... — 6,083,240 — 6,083,240
Sweden ............................................. 495,438 7,006,292 — 7,501,730
Switzerland ........................................... 54,793 14,838,008 — 14,892,801
United Kingdom ........................................ 206,797 25,308,068 — 25,514,865
United States .......................................... 287,785 18,179,213 — 18,466,998
Preferred Securities ....................................... — 855,092 — 855,092
Short-Term Securities
Money Market Funds ...................................... 1,417,107 — — 1,417,107
$ 5,730,962 $ 219,321,279 $ — $ 225,052,241
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 26,415 $ — $ 26,415
Liabilities
Equity contracts ........................................... — (1,349) — (1,349)
$ — $ 25,066 $ — $ 25,066
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)